Taxation - Movements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Balance at beginning of period	¥ (35,708)	¥ (28,043)	¥ (15,743)
Change of valuation allowance	(14,219)	(7,665)	(12,300)
Balance at end of period	¥ (49,927)	¥ (35,708)	¥ (28,043)